Short-Term Borrowings And Long-Term Debt (Tables)	12 Months Ended
Jan. 31, 2013
Debt Disclosure [Abstract]
Information On Short-Term Borrowings And Interest Rates
he following table includes additional information related to the Company's short-term borrowings for fiscal 2013, 2012 and 2011:

	Fiscal Years Ended January 31,
(Amounts in millions)	2013	2012	2011
Maximum amount outstanding at any month-end	$8,740	$9,594	$9,282
Average daily short-term borrowings	6,007	6,040	4,020
Weighted-average interest rate	0.1%	0.1%	0.2%

Schedule of Line of Credit Facilities
The lines of credit, including drawn and undrawn amounts, are summarized in the following table:

	Fiscal Years Ended January 31,
	2013			2012
(Amounts in millions)	Available	Drawn	Undrawn	Available	Drawn	Undrawn
Five-year credit facility(1)	$6,258	$—	$6,258	$6,258	$—	$6,258
364-day revolving credit facility(2)	10,000	—	10,000	10,000	—	10,000
Stand-by letters of credit(3)	1,871	1,868	3	2,225	2,178	47
Total	$18,129	$1,868	$16,261	$18,483	$2,178	$16,305

(1)	In June 2011, the Company renewed and extended its existing five-year credit facility, which is used to support its commercial paper program.

(2)	In June 2012, the Company renewed and extended its existing 364-day revolving credit facility, which is used to support its commercial paper program.

(3)	In June 2012, the Company renewed the stand-by letters of credit, which is used to support various potential and actual obligations.

Schedule Of Long-Term Debt
The Company's long-term debt, which includes the fair value instruments further discussed in Note 8, consists of the following:

		January 31, 2013		January 31, 2012
(Amounts in millions)	Maturity Dates By Fiscal Year	Amount	Average Rate(1)	Amount	Average Rate(1)
Unsecured debt
Fixed	2014-2042	$32,476	4.6%	$33,128	4.6%
Variable	2014	500	5.5%	500	5.2%
Total U.S. dollar denominated		32,976		33,628
Fixed	2030	1,358	4.9%	1,308	4.9%
Variable		—		—
Total Euro denominated		1,358		1,308
Fixed	2031-2039	5,550	5.3%	6,301	5.3%
Variable		—		—
Total Sterling denominated		5,550		6,301
Fixed	2014-2021	1,942	1.4%	2,335	1.4%
Variable	2014-2016	1,056	0.7%	1,271	0.8%
Total Yen denominated		2,998		3,606
Total unsecured debt		42,882		44,843
Total other debt (in USD)(2)	2014-2042	1,099		1,202
Total debt		43,981		46,045
Less amounts due within one year		(5,587)		(1,975)
Long-term debt		$38,394		$44,070

(1)
The average rate represents the weighted-average stated rate for each corresponding debt category, based on year-end balances and year-end local currency interest rates. Interest costs are also impacted by certain derivative financial instruments described in Note 8.

(2)
A portion of other debt at January 31, 2013 and 2012, includes secured debt in the amount of $627 million and $319 million, respectively, which was collateralized by property that had an aggregate carrying amount of approximately $599 million and $866 million, respectively.

Schedule Of Long-Term Debt Maturities
Annual maturities of long-term debt during the next five years and thereafter are as follows:

(Amounts in millions)	Annual
Fiscal Year	Maturity
2014	$5,587
2015	3,753
2016	4,562
2017	1,127
2018	1,128
Thereafter	27,824
Total	$43,981

Information On Significant Long-Term Debt Issued
Information on significant long-term debt issued during fiscal 2012, is as follows (amounts in millions):

Issue Date	Maturity Date	Interest Rate	Principal Amount
April 18, 2011	April 15, 2014	1.625%	$1,000
April 18, 2011	April 15, 2016	2.800%	1,000
April 18, 2011	April 15, 2021	4.250%	1,000
April 18, 2011	April 15, 2041	5.625%	2,000
Total			$5,000